Note 19 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
19.
Financial Instruments:

(a) Interest rate risk:
The Company’s interest rates and loan repayment terms are described in Note
10.

(b) Concentration of credit risk:
Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable (included in current and non-current assets), equity method investments, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with financial institutions of high credit ratings. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable, equity method investments and equity and debt securities by performing ongoing credit evaluations of its customers’ and investees’ financial condition and generally does not
require collateral for its accounts receivable.

(c) Fair value:
The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the interest rate swap agreements and the foreign currency agreements discussed in Note
18
above are determined through Level
2
of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The fair value of the interest rate swap agreements discussed in Note
18
(a) and (b) equates to the amount that would be paid or received by the Company to cancel the agreements. As at
December 31, 2016
and
2017,
the fair value of these interest rate swaps in aggregate amounted to a net liability of
$15,314
and a net asset of
$1,051,
respectively.

The fair value of the forward contracts discussed in Note
18
(c) determined through Level
2
of the fair value hierarchy as at
December 31, 2016
and
2017,
amounted to a liability of
$85
and an asset of
$112,
respectively.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps-asset position	$4,724	$-	$4,724	$-
Forward contracts-liability position	(85)	-	(85)	-
Interest rate swaps-liability position	(20,038)	-	(20,038)	-
Total	$(15,399)	$-	$(15,399)	$-

	December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$112	$-	$112	$-
Interest rate swaps-asset position	5,754	-	5,754	-
Interest rate swaps-liability position	(4,703)	-	(4,703)	-
Total	$1,163	$-	$1,163	$-